INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ (300,000)	$ (400,000)	$ (1,400,000)
Impairment of intangible assets, finite-lived	0	0	700,000
Finite lived intangible assets, write-offs	1,500,000	10,900,000
Impairments of goodwill	$ 0	0	0
Software
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived		$ 600,000	$ 100,000
Acquired technology | Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization
Finite-Lived Intangible Assets [Line Items]
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of revenue
Acquired technology | Selling, general and administrative
Finite-Lived Intangible Assets [Line Items]
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling, general and administrative